7. Property, Plant, and Equipment (Details) (Sept 2020 Note) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, plant and equipment, gross	$ 1,639,212	$ 1,563,260	$ 1,688,876
Accumulated depreciation	(1,936)	0	(779)
Property, plant and equipment, net	1,637,276	0	1,688,097
Computers, Software and Office Equipment [Member]
Property, plant and equipment, gross	4,648	4,757	0
Accumulated depreciation	(1,936)	(779)
Property, plant and equipment, net	2,712	3,978
Land [Member]
Property, plant and equipment, gross	139,444	143,201	136,338
Accumulated depreciation	0	0
Property, plant and equipment, net	139,444	143,201
Construction In Progress [Member]
Property, plant and equipment, gross	1,495,120	1,540,918	$ 1,426,922
Accumulated depreciation	0	0
Property, plant and equipment, net	$ 1,495,120	$ 1,540,918